RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Financing receivable, recorded investment
Total Past Due		$ 55,446		$ 76,058
Total Receivables	12,763,381	10,854,596	11,185,137	9,493,222
Retail
Financing receivable, recorded investment
30-59 Days Past Due		20,617		25,097
60-89 Days Past Due		5,298		7,075
Greater Than 90 Days	16,027	22,123		31,473
Total Past Due	43,184	48,038		63,645
Current	8,114,174	7,315,346		6,194,644
Total Receivables	8,157,358	7,363,384	6,963,049	6,258,289
Recorded Investment > 90 Days and Accruing	4,023	3,259		3,334
Retail | United States
Financing receivable, recorded investment
30-59 Days Past Due		18,676		21,547
60-89 Days Past Due		4,972		6,100
Greater Than 90 Days	15,789	21,736		30,720
Total Past Due	38,519	45,384		58,367
Current	6,712,737	6,047,807		5,162,963
Total Receivables	6,751,256	6,093,191		5,221,330
Recorded Investment > 90 Days and Accruing	3,808	2,994		3,257
Retail | Canada
Financing receivable, recorded investment
30-59 Days Past Due		1,941		3,550
60-89 Days Past Due		326		975
Greater Than 90 Days	238	387		753
Total Past Due	4,665	2,654		5,278
Current	1,401,437	1,267,539		1,031,681
Total Receivables	1,406,102	1,270,193		1,036,959
Recorded Investment > 90 Days and Accruing	215	265		77
Wholesale
Financing receivable, recorded investment
30-59 Days Past Due		798		1,289
60-89 Days Past Due		39		1,981
Greater Than 90 Days	650	1,363		1,105
Total Past Due	1,811	2,200		4,375
Current	4,317,157	3,262,973		2,967,741
Total Receivables	4,318,968	3,265,173	3,907,828	2,972,116
Recorded Investment > 90 Days and Accruing	197	443		418
Wholesale | United States
Financing receivable, recorded investment
30-59 Days Past Due		514		1,232
60-89 Days Past Due		28		1,967
Greater Than 90 Days	487	580		818
Total Past Due	1,500	1,122		4,017
Current	3,495,050	2,512,270		2,266,517
Total Receivables	3,496,550	2,513,392		2,270,534
Recorded Investment > 90 Days and Accruing	161	130		362
Wholesale | Canada
Financing receivable, recorded investment
30-59 Days Past Due		284		57
60-89 Days Past Due		11		14
Greater Than 90 Days	163	783		287
Total Past Due	311	1,078		358
Current	822,107	750,703		701,224
Total Receivables	822,418	751,781		701,582
Recorded Investment > 90 Days and Accruing	$ 36	$ 313		$ 56